Disclosure of leases and similar arrangements	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of leases and similar arrangements
Disclosure of leases and similar arrangements

The Group as lessee

Operating leases:

The Group leases land for crop cultivation in Argentina. The leases have an average term of a crop year and are renewable at the option of the lessee for additional periods. Under the lease agreements, rent accrues generally at the time of harvest. Rent is payable at several times during the crop year. Lease expense was US$ 11.9 million for the year ended December 31, 2018 (2017: US$ 14.0 million; 2016: US$ 6.8 million). Lease expense is capitalized as part of biological assets.

The Group also leases various offices and machinery under cancellable operating lease agreements which involve no significant amount.

The future aggregate minimum lease payments under cancellable operating leases are as follows:

	2018	2017
No later than 1 year	9,082	7,841
Later than 1 year and no later than 5 years	426	1,234
	9,508	9,075

Agriculture “partnerships” (parceria by its exact term in Portuguese):

The Group enters into contracts with landowners to cultivate sugarcane on their land. These contracts have an average term of 6 years.

Under these contracts, the Group makes payments based on the market value of sugarcane per hectare (in tons) used by the Group in each harvest, with the market value based on the price of sugarcane published by CONSECANA and a fixed amount of total recoverable sugar per ton. Lease expense was US$ 34.6 million for the year ended December 31, 2018 (2017: US$ 41.10 million; 2016: US$ 38.5 million). Lease expense is included in “Initial recognition and changes in fair value of biological assets and agricultural produce” in the statement of income.

Finance leases:

Most of the leased assets carried in the consolidated statement of financial position as part of a finance lease relate to long-term rental and lease agreements for vehicles, machinery and equipment. Obligations under finance leasing totals US$ 595 and US$ 105 as of December 31, 2018 and 2017, respectively.

The Group as lessor

Operating leases:

The Group acts as a lessor in connection with an operating lease related to leased farmland, classified as investment property. The lease payments received are recognized in profit or loss. The lease has a term of ten years.

The following amounts have been recognized in the statement of income in the line “Sales goods and services rendered”:

	2018	2017	2016
Rental income	643	771	984

The future minimum rental payments receivable under cancellable leases are as follows:

	2018	2017
No later than 1 year	32	504
Later than 1 year and no later than 5 years	306	1,014
	338	1,518

On September 2013, Marfrig Argentina S.A. (“Marfrig Argentina”), the Argentine subsidiary of the Brazilian company Marfrig Alimentos S.A. (“Marfrig Alimentos"), unilaterally early terminated the lease agreements for grazing land entered into with the Group on December 2009. The termination of the lease agreements was effective in the fourth quarter of 2013, and on April 2014, the Group filed an arbitration proceeding against Marfrig Argentina and Marfrig Alimentos claiming unpaid invoices for US$ 0.5 million and indemnification for early termination. On September 2016, the Parties settled the arbitration proceedings in the amount of US$ 9 million. As of December 31, 2016 the Group collected US$ 7 million and as of that date of this financial statements the Group collected the full amount.

This settlement, net of the unpaid invoices and other expenses resulted in an income of US$ 8.5 million reflected in the line item "Other operating income, net" as of December 31, 2016.

Finance leases:

The Group does not act as a lessor in connection with finance leases.